Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Maturity Schedule for Contractual Commitments
The table below shows the maturity schedule for the newbuilding contractual commitments, which reflects the most recent deferral agreements with Dalian. Refer to Note 3 "Chapter 11 Proceedings" for further information.

(In US$ millions)	2018	2019	2020	2021	2022	2023 and thereafter	Total
Newbuilding commitments	1,685	—	—	—	—	—	1,685

Maximum Potential Future Payment for each Type of Guarantee

We have issued guarantees in favor of third parties as follows, which is the maximum potential future payment for each type of guarantee:

(In US$ millions)	December 31, 2017	December 31, 2016
Guarantees in favor of customers [1,2,3]	1,213	1,403
Guarantees in favor of banks [1,2,3,4]	698	1,677
Guarantees in favor of suppliers [1,3,4]	2,200	2,600
Total	4,111	5,680

(1)
Guarantees to Seadrill Partners - Within guarantees in favor of customers are guarantees provided on behalf of Seadrill Partners of $165 million (2016: $185 million). After the insulation of Seadrill Partners from Seadrill in August 2017 there were no guarantees in favor of banks provided on behalf of Seadrill Partners (2016: $621 million). Guarantees in favor of suppliers includes guarantees on behalf of Seadrill Partners of $0.6 million (2016: $0.4 million). Refer to Note 30 "Related party transactions" for more information.

(2)
Guarantees to SeaMex - Within guarantees in favor of customers are guarantees provided on behalf of SeaMex of $30 million (2016: $30 million). Guarantees in favor of banks includes guarantees on behalf of SeaMex of nil (2016: $0 million). Refer to Note 30 "Related party transactions" for more information.

(3)
Guarantees to Archer - Within guarantees provided to customers are guarantees provided on behalf of Archer of $8 million (2016: $8 million). There were no guarantees in favor of banks provided on behalf of Archer as at December 31, 2017 as these were settled during the year (2016: $253 million and EUR 24 million ($25 million)). Guarantees in favor of suppliers include guarantees on behalf of Archer of GBP 7 million ($10 million) (2016: GBP 8 million ($10 million)). As of December 31, 2016, we recognized a $28 million contingent liability to reflect the potential cash settlement of the guarantees. Refer to Note 30 "Related party transactions" for more information.

(4)
Guarantees to Seabras Sapura -Within guarantees in favor of banks are guarantees provided on behalf of Seabras Sapura Participacoes and Seabras Sapura Holdco totaling $698 million (2016: $787 million). There were no guarantees in favor of suppliers in relation to our joint venture Seabras Sapura Holdco (2016: nil). Refer to Note 30 "Related party transactions" for more information.